SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Weighted average interest	0.06%	0.06%
Inventories	$ 47,376	$ 49,352
Inventory reserves	8,543	5,740
Impairment charges		3,289	$ 1,705
Shipping and handling costs	7,572	7,162	6,783
Advertising expenses	2,188	2,281	$ 2,331
Investment in Iluminage Beauty	$ 15,730	$ 19,800